Retail | Vanguard High-Yield Corporate Fund
Fund Summary
Investment Objective
The Fund seeks to provide a high level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Retail - Vanguard High-Yield Corporate Fund - USD ($)		Investor Shares	Admiral Shares
Sales Charge (Load) Imposed on Purchases		none	none
Purchase Fee		none	none
Sales Charge (Load) Imposed on Reinvested Dividends		none	none
Redemption Fee		none	none
Account Service Fee (for certain fund account balances below $10,000)	[1]	$ 20	$ 20
[1]	/year

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail - Vanguard High-Yield Corporate Fund	Investor Shares	Admiral Shares
Management Fees	0.20%	0.12%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.01%
Total Annual Fund Operating Expenses	0.23%	0.13%

Examples
The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Retail - Vanguard High-Yield Corporate Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	24	74	130	293
Admiral Shares	13	42	73	166

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a diversified group of high-yielding, higher-risk corporate bonds—commonly known as “junk bonds”—with medium- and lower-range credit-quality ratings. The Fund invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody’s Investors Service, Inc. (Moody’s); have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Fund’s advisor.

The Fund may not invest more than 20% of its assets in any of the following, in the aggregate: bonds with credit ratings lower than B or the equivalent, convertible securities, preferred stocks, and fixed and floating rate loans of medium- to lower-range credit quality. The loans in which the Fund may invest will be rated Baa or below by Moody’s; have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Fund’s advisor. The Fund’s high-yield bonds and loans mostly have short- and intermediate-term maturities.
Principal Risks
An investment in the Fund could lose money over short or long periods of time. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Credit risk, which is the chance that a bond or loan issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond or loan to decline. Credit risk should be high for the Fund because it invests primarily in junk bonds.

• Income risk, which is the chance that the Fund’s income will decline because of falling interest rates. Income risk is moderate to high for the Fund, so investors should expect the Fund’s monthly income to fluctuate accordingly.

• Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Such redemptions and subsequent reinvestments would also increase the Fund’s portfolio turnover rate. Call risk should be high for the Fund because of the high percentage of callable bonds.

• Interest rate risk, which is the chance that bond or loan prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

• Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price.

• Extension risk, which is the chance that during periods of rising interest rates, certain debt securities will be paid off substantially more slowly than originally anticipated, and the value of those securities may fall. Extension risk should be low to moderate for the Fund.

• Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Because of the speculative nature of junk bonds, you should carefully consider the risks associated with this Fund before you purchase shares.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and a composite index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard High-Yield Corporate Fund Investor Shares
[1]	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2018, was –1.47%.

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.43% (quarter ended June 30, 2009), and the lowest return for a quarter was –13.94% (quarter ended December 31, 2008).
Average Annual Total Returns for Periods Ended December 31, 2017
Average Annual Total Returns - Retail - Vanguard High-Yield Corporate Fund		1 Year	5 Years	10 Years
Investor Shares		7.02%	5.11%	6.82%
Investor Shares | Return After Taxes on Distributions		4.61%	2.60%	4.16%
Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares		3.95%	2.74%	4.12%
Admiral Shares		7.13%	5.21%	6.93%
Bloomberg Barclays U.S. Corporate High Yield Bond Index	[1]	7.50%	5.78%	8.03%
High-Yield Corporate Composite Index	[1]	6.60%	5.22%	7.18%
[1]	Comparative Indexes (reflect no deduction for fees, expenses, or taxes)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.